Cromwell Foresight Global Sustainable Infrastructure Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 67.7%	Shares	Value
Digital Infrastructure - 9.5%
Cellnex Telecom SA(a)	64,470	$2,283,028
Chorus Ltd.	145,837	670,818
Cordiant Digital Infrastructure Ltd.(a)	1,387,131	1,121,466
		4,075,312

Diversified Infrastructure - 21.9%
3i Infrastructure PLC	542,648	2,238,155
BBGI Global Infrastructure SA	290,436	477,026
HICL Infrastructure PLC	335,716	535,086
Infratil Ltd.	344,633	2,244,876
International Public Partnerships Ltd.	577,216	904,122
Sequoia Economic Infrastructure Income Fund Ltd.	1,014,558	1,037,904
Transurban Group	222,767	1,934,758
		9,371,927

Renewables - 36.3%
Boralex, Inc. - Class A	97,758	2,067,492
Brookfield Renewable Partners LP	90,340	2,102,872
Clearway Energy, Inc. - Class C	67,649	1,559,309
Encavis AG(b)	79,758	1,451,222
Greencoat Renewables PLC	1,275,127	1,172,944
Greencoat UK Wind PLC	569,580	1,001,921
Innergex Renewable Energy, Inc.	283,757	1,675,388
Northland Power, Inc.	102,806	1,681,210
Octopus Renewables Infrastructure Trust PLC	867,459	780,351
Renewables Infrastructure Group Ltd.	982,107	1,249,705
Scatec ASA(a)(b)	121,189	807,255
		15,549,669
TOTAL COMMON STOCKS (Cost $33,635,112)		28,996,908

REAL ESTATE INVESTMENT TRUSTS - 26.1%	Shares	Value
Digital Infrastructure - 12.7%
American Tower Corp.	9,810	1,938,357
Crown Castle, Inc.	9,011	953,634
Digital Realty Trust, Inc.	6,856	987,538
Equinix, Inc.	1,912	1,578,031
		5,457,560

Government Facilities - 4.1%
Easterly Government Properties, Inc.	154,987	1,783,901

Health Care - 9.3%
Assura PLC	1,271,474	679,294
Healthcare Realty Trust, Inc.	105,129	1,487,575
Healthpeak Properties, Inc.	95,134	1,783,763
		3,950,632
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,647,871)		11,192,093

TOTAL INVESTMENTS - 93.8% (Cost $46,282,983)		40,189,001
Other Assets in Excess of Liabilities - 6.2%		2,659,530
TOTAL NET ASSETS - 100.0%		$42,848,531

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
PLC - Public Limited Company
SA - Sociedad Anónima

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $4,211,749 or 9.8% of the Fund’s net assets.

(b)	Non-income producing security.

Summary of Fair Value Exposure at March 31, 2024

FASB Accounting Standards Codification, “Fair Value Measurements” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2024:

Cromwell Foresight Global Sustainable Infrastructure Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$13,116,710	$15,880,198	$–	$28,996,908
Real Estate Investment Trusts	10,512,799	679,294	–	11,192,093
Total Assets	$23,629,509	$16,559,492	$–	$40,189,001

Refer to the Schedule of Investments for industry classifications.